As filed with the Securities and Exchange Commission on September 8, 2016

File Nos. 002-11387/811-00558

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.	☒

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Alice A. Pellegrino, Esquire
Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☐      immediately upon filing pursuant to paragraph (b) of Rule 485

☒     on October 7, 2016 pursuant to paragraph (b) of Rule 485

☐      60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐      on (Date) pursuant to paragraph (a)(1) of Rule 485

☐      75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐      on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 135 to the Registration Statement of The Hartford Mutual Funds II, Inc. (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) relating to Hartford Schroders Emerging Markets Debt and Currency Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Income Builder Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders International Stock Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders US Small Cap Opportunities Fund, and Hartford Schroders US Small/Mid Cap Opportunities Fund contained in Post-Effective Amendment No. 133, which was filed with the U.S. Securities and Exchange Commission on June 1, 2016 and which was incorporated by reference in Post-Effective Amendment No. 134, which was filed with the U.S. Securities and Exchange Commission on August 12, 2016. This Post-Effective Amendment No. 135 also incorporates by reference the Registrant’s Other Information (Part C) contained in Post-Effective Amendment No. 134. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 133 to October 7, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 8th day of September 2016.

THE HARTFORD MUTUAL FUNDS II, INC.

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and Chief Executive Officer	September 8, 2016
James E. Davey

/s/ Michael J. Flook	Controller & Treasurer	September 8, 2016
Michael J. Flook	(Chief Accounting Officer & Chief Financial Officer)

*	Director	September 8, 2016
Hilary E. Ackermann

*	Director	September 8, 2016
Lynn S. Birdsong

*	Director	September 8, 2016
Christine Detrick

*	Director	September 8, 2016
Duane E. Hill

*	Director	September 8, 2016
Sandra S. Jaffee

*	Chairman of the Board and Director	September 8, 2016
William P. Johnston

*	Director	September 8, 2016
Phillip O. Peterson

*	Director	September 8, 2016
Lemma W. Senbet

/s/ Alice A. Pellegrino		September 8, 2016
* By: Alice A. Pellegrino
Attorney-in-fact

* Pursuant to Powers of Attorney dated August 3, 2016 (incorporated by reference to Post-Effective Amendment No. 134 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 12, 2016)